Business Combinations - Summary of Fair Value Allocated to Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Deferred income tax assets	$ 216		$ 18
Current portion of asset retirement obligations and accrued environmental costs	$ 156		$ 72
Agrium Inc [member]
Disclosure of detailed information about business combination [line items]
Deferred income tax assets		$ 158
Current portion of asset retirement obligations and accrued environmental costs		39
Trade accounts receivables [member] | Agrium Inc [member]
Disclosure of detailed information about business combination [line items]
Gross contractual amount		2,247
Uncollectible contractual amount		$ 80